Finance expenses (Tables)	12 Months Ended
Mar. 31, 2021
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Summary of Finance Expense

	Year ended March 31,
	2019		2020		2021
Interest expense	₹	5,616	₹	5,136	₹	4,298
Exchange fluctuation on foreign currency borrowings, net		1,759		2,192		790

	₹	7,375	₹	7,328	₹	5,088